Credit facility - Schedule of Principal and Interest Balance Outstanding For Credit Facility (Details) - Credit facility [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of the period	$ 48,792	$ 49,405
Advances from credit facility	4,942	1,904
Payments on credit facility	(2,499)	(2,517)
Interest payable	478	0
Balance, end of the period	$ 51,713	$ 48,792